DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Fair Values of Derivatives (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Jan. 31, 2025
Fair Values of Derivative Financial Instruments
Total derivative assets	$ 8,555	$ 2,522
Total derivative liabilities	0	262
Foreign currency forward contracts | Prepaid expenses and other current assets | Designated as cash flow hedges
Fair Values of Derivative Financial Instruments
Total derivative assets	8,555	2,490
Foreign currency forward contracts | Prepaid expenses and other current assets | Not designated as hedging instruments
Fair Values of Derivative Financial Instruments
Total derivative assets	0	32
Foreign currency forward contracts | Accrued expenses and other current liabilities | Designated as cash flow hedges
Fair Values of Derivative Financial Instruments
Total derivative liabilities	0	259
Foreign currency forward contracts | Accrued expenses and other current liabilities | Not designated as hedging instruments
Fair Values of Derivative Financial Instruments
Total derivative liabilities	$ 0	$ 3